Vessels, net, Vessels' Disposals (Details) $ in Thousands	1 Months Ended	8 Months Ended	12 Months Ended
	Oct. 31, 2022 USD ($) Subsidiary	Aug. 31, 2020 USD ($) Subsidiary	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Vessels' Disposals [Abstract]
Number of subsidiaries selling vessels | Subsidiary	1	2
Gain on vessel's sale			$ 9,543	$ 0	$ 0
Gain on vessels' sale					319
Continuing Operations [Member] | P. Fos [Member]
Vessels' Disposals [Abstract]
Sales price of vessel	$ 34,000
Gain on vessel's sale			$ 9,543
Discontinued Operations [Member] | Rotterdam and Domingo [Member]
Vessels' Disposals [Abstract]
Sales price of vessel		$ 24,100
Gain on vessels' sale					$ 319